Capital Stock - Share Purchase Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Number of Warrants, Beginning balance	2,659,417
Number of Warrants, Issued	86,730,975
Number of Warrants, Exercised	(37,079,990)
Number of Warrants, Extinguished or expired	(203,905)
Number of Warrants, Ending balance	52,106,497	2,659,417
Weighted Average Exercise Price, Beginning Balance	$ 1.83
Weighted Average Exercise Price, Issued	0.54
Weighted Average Exercise Price, Exercised	0.25
Weighted Average Exercise Price, Extinguished or expired	2.39
Weighted Average Exercise Price, Ending Balance	$ 0.74	$ 1.83
Weighted Average Remaining Life, Warrants Issued	4 years 3 months 18 days
Weighted Average Remaining Life	4 years 2 months 27 days	4 years 1 month 24 days